Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 13, 2019	Dec. 24, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 14, 2020	Oct. 13, 2020
Related Party Transaction [Line Items]
Interest rate	6.00%
Converted amount	$ 1,000,000
Interest expense			$ 5,379	$ 1,805
Related Party Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Accrued interest			$ 5,379	$ 1,805
Driveitaway L L C [Member]
Related Party Transaction [Line Items]
Convertible notes payable					$ 25,000
Adam Potash [Member]
Related Party Transaction [Line Items]
Convertible notes payable		$ 15,000
Maturity date		Dec. 24, 2022
Chief Executive Officer [Member] | John Possumato [Member]
Related Party Transaction [Line Items]
Convertible notes payable	$ 30,000
Maturity date	Sep. 13, 2022
Chief Operating Officer [Member] | Adam Potash [Member]
Related Party Transaction [Line Items]
Convertible notes payable						$ 25,000